Cover	12 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Universal Technical Institute, Inc.
Entity Central Index Key	0001261654